Derivative financial instruments - Assets and liabilities (Details) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022
Disclosure of detailed information about hedges
Non-current assets	$ 182	$ 228	$ 74
Current assets	54	116	87
Current liabilities	(50)	(156)	(93)
Non-current liabilities	(115)	(38)	(164)
Total	71	150	(96)
Increase (decrease) in derivatives through reclassifications	$ 0
Maximum
Disclosure of detailed information about hedges
Typical maturity period of forward exchange contracts for existing transactions	1 month
Interest rate swaps
Disclosure of detailed information about hedges
Current assets			1
Total			1
Other derivatives
Disclosure of detailed information about hedges
Non-current assets		12	19
Current assets	$ 49	97	85
Current liabilities	(49)	(122)	(80)
Total		(13)	24
Equity warrants
Disclosure of detailed information about hedges
Total	0
Equity warrants | Level 3
Disclosure of detailed information about hedges
Non-current assets	0	12	19
Net investment hedges | Cross currency swaps
Disclosure of detailed information about hedges
Non-current assets	148	100	55
Non-current liabilities		(1)	(4)
Total	148	99	51
Cash flow hedges | Cross currency swaps
Disclosure of detailed information about hedges
Non-current assets	34	116
Current liabilities		(30)
Non-current liabilities	(71)	(37)	(160)
Total	(37)	49	(160)
Cash flow hedges | Forward contract
Disclosure of detailed information about hedges
Current assets	5	19	1
Current liabilities	(1)	(4)	(13)
Total	4	$ 15	$ (12)
Fair value hedges | Cross currency swaps
Disclosure of detailed information about hedges
Non-current liabilities	(44)
Total	$ (44)